Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Customer A [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues	$ 9	$ 14,770		$ 822
Customer B [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues	101		[1]		[1]
Customer C [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues	158		[1]		[1]
Customer D [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues		$ 169		$ 4,929

[1]	Less than 10%.